Document and Entity Information	May 07, 2020
Cover [Abstract]
Entity Registrant Name	RADIUS HEALTH, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001428522
Document Period End Date	May 07, 2020
Entity Emerging Growth Company	false
Entity File Number	001-35726
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	80-0145732
Entity Address, Address Line One	950 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	551-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RDUS
Security Exchange Name	NASDAQ